SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.5%

Africa/Middle East - 5.9%

Israel - 0.5%
NICE, Ltd., ADR *	500	55,130

South Africa - 5.4%
Bid Corp., Ltd.	7,725	186,071
Bidvest Group, Ltd.	5,525	74,298
Naspers, Ltd.	7,125	368,555

		628,924

Asia - 73.2%

Australia - 1.1%
Rio Tinto, PLC, ADR	1,425	132,938

China/Hong Kong - 19.3%
AIA Group, Ltd.	21,400	237,782
Alibaba Group Holding, Ltd., ADR	1,800	225,828
Baidu, Inc., ADR *	925	103,063
ENN Energy Holdings, Ltd.	19,800	161,220
Hong Kong Exchanges & Clearing, Ltd.	5,100	257,285
Meituan *, [4]	6,820	74,422
Ping An Insurance Group Co. of China, Ltd.	26,900	206,840
Pop Mart International Group, Ltd. [4]	2,200	40,927
Sands China, Ltd.	42,400	90,369
Sinopharm Group Co., Ltd.	44,900	116,487
Tencent Holdings, Ltd.	8,200	517,194
Trip.com Group, Ltd., ADR	3,950	196,670

		2,228,087

India - 2.1%
HDFC Bank, Ltd., ADR	8,750	217,700
MakeMyTrip, Ltd. *	800	29,832

		247,532

Indonesia - 2.0%
Astra International Tbk PT	176,000	64,973
XLSMART Telecom Sejahtera Tbk PT	948,800	166,129

		231,102

Singapore - 9.4%
DBS Group Holdings, Ltd.	7,900	351,551
Flex, Ltd. *	4,000	261,840
Sea, Ltd, ADR *	1,225	101,442
Singapore Technologies Engineering, Ltd.	44,000	373,439

		1,088,272

South Korea - 16.5%
Hanwha Aerospace Co., Ltd.	120	102,325
LG Chem, Ltd.	130	26,572
NAVER Corp.	450	61,267
Samsung Electronics Co., Ltd.	9,410	1,100,607
Shinhan Financial Group Co., Ltd.	4,150	247,345
SK Hynix, Inc.	650	368,787

		1,906,903

Taiwan - 21.2%
Cathay Financial Holding Co., Ltd.	88,784	198,506
Hon Hai Precision Industry Co., Ltd., GDR	16,625	200,978
Taiwan Semiconductor Co.	35,482	2,052,085

		2,451,569

Name of Issuer	Quantity	Fair Value ($)

Thailand - 1.6%
Bangkok Bank PCL	36,500	186,050

Europe - 0.8%

Netherlands - 0.8%
Prosus NV	1,940	89,813

Latin America - 6.4%

Argentina - 0.5%
Globant SA *	1,175	54,179

Brazil - 2.0%
Banco Bradesco SA	30,350	112,380
MercadoLibre, Inc. *	67	115,845

		228,225

Chile - 1.4%
Banco Santander Chile, ADR	4,700	156,980

Peru - 2.5%
Southern Copper Corp.	1,718	295,599

North America - 9.2%

Mexico - 1.5%
Fomento Economico Mexicano, ADR	1,575	174,920

United States - 7.7%
Broadcom, Inc.	2,875	889,841

Total Common Stocks (cost: $5,357,356)		11,046,064

Investment Companies 3.9%
iShares MSCI India ETF (cost $292,600)	9,750	456,690

Short-Term Securities - 0.5%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $54,905)	54,905	54,905

Total Investments in Securities - 99.9% (cost $5,704,861)		11,557,659

Other Assets and Liabilities, net - 0.1%		14,145

Net Assets - 100.0%		$11,571,804

*	Non-income producing security.
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144A Restricted Security. The total value of such securities as of March 31, 2026 was $115,349 and represented 1.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	54,179	—	—	54,179
Australia	132,938	—	—	132,938
Brazil	228,225	—	—	228,225
Chile	156,980	—	—	156,980
China/Hong Kong	525,561	1,702,526	—	2,228,087
India	247,532	—	—	247,532
Indonesia	—	231,102	—	231,102
Israel	55,130	—	—	55,130
Mexico	174,920	—	—	174,920
Netherlands	—	89,813	—	89,813
Peru	295,599	—	—	295,599
Singapore	363,282	724,990	—	1,088,272
South Africa	260,369	368,555	—	628,924
South Korea	—	1,906,903	—	1,906,903
Taiwan	—	2,451,569	—	2,451,569
Thailand	—	186,050	—	186,050
United States	889,841	—	—	889,841
Investment Companies	456,690	—	—	456,690
Short-Term Securities	54,905	—	—	54,905
Total:	3,896,151	7,661,508	—	11,557,659

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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